Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 6	$ 6
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	7,000,000	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	275,400,000	203,700,000